Share-based payments (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payments
Outstanding on January 1	143,889,439	42,515,821	51,034,938
Outstanding on January 1 per share	$ 0.55	$ 1.58	$ 0.91
Granted during the year		1,141,362	3,376,767
Granted during the year per share		$ 23.75	$ 9.92
Exercised during the year	(37,095,966)	(18,822,551)	(6,804,750)
Exercised during the year per share	$ 0.12	$ 0.38	$ 0.24
Forfeited during the year	(5,517,146)	(853,059)	(5,091,134)
Balances before 6-for-1 forward share split	101,276,327	23,981,573	42,515,821
Balances before 6-for-1 forward share split per share	$ 0.72	$ 3.01	$ 1.58
Issuance of options due to 6-for-1 forward split		119,907,866
Outstanding on December 31	101,276,327	143,889,439	42,515,821
Outstanding on December 31 per share	$ 0.72	$ 0.55	$ 1.58
Exercisable on December 31	81,813,095	101,416,310	30,190,826
Weighted average share price1	$ 0.55	$ 0.33	$ 0.56
Outstanding on January 1	80,924,937	5,294,454
Outstanding on January 1 per share	$ 4.82	$ 10.47
Granted during the year	32,294,522	13,103,243	6,048,335
Granted during the year per share	$ 5.47	$ 36.65	$ 10.45
Vested during the year	(27,322,614)	(3,092,289)	(430,680)
Weighted average share price exercised2	$ 3.64	$ 15.06	$ 10.46
Forfeited during the year	(13,494,950)	(1,817,919)	(323,201)
Balances before 6-for-1 forward share split	72,401,895	13,487,489	5,294,454
Weighted average share price before1	$ 5.46	$ 28.91	$ 10.47
Issuance of RSUs due to 6-for-1 forward split		67,437,448
Outstanding on December 31	72,401,895	80,924,937	5,294,454
Weighted average share price2	$ 5.46	$ 4.82	$ 10.47